Income Taxes 2 (Components of Income (Loss) from Continuing Operations before taxes) (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Successor [Member]
Income Tax Contingency [Line Items]
Income (loss) from continuing operations before income taxes, Domestic	$ (291)	$ (207)
Income (loss) from continuing operations before income taxes, Foreign	(7)	1,010
Income/(loss) from continuing operations before income taxes	(298)	803
Predecessor [Member]
Income Tax Contingency [Line Items]
Income (loss) from continuing operations before income taxes, Domestic			(191)	379	317
Income (loss) from continuing operations before income taxes, Foreign			61	965	920
Income/(loss) from continuing operations before income taxes			$ (130)	$ 1,344	$ 1,237